Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31		December 31
	2023		2022
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	317,432	$24.15	186,643	$29.80
Granted	435,128	13.78	254,109	18.32
Vested and exercised	(44,186)	38.76	(50,384)	31.94
Forfeited/expired	(229,731)	19.26	(72,936)	12.77
Outstanding, end of year	478,643	$15.68	317,432	$24.15
Units outstanding and exercisable, end of year	—	—	—	—

Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value	The aggregate intrinsic value of the Company’s share units are as follows:

	December 31,
	2023	2022
	CDN$	CDN$
Share units:
Outstanding	$3,283	$3,310
Exercisable	—	—
Exercised	386	524

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2023	2022
Cost of revenue	$26	$184
Research and development	570	336
General and administrative	1,806	1,638
Sales and marketing	228	232
	$2,630	$2,390